16 - Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Text Block]
16-	Subsequent Events

On March 12, 2012, the holders of a long-term note payable in the amount of $250,000 elected to convert the convertible note payable into 2,000,000 shares of the Company’s common stock.  At the time of conversion the Company changed the conversion price from $0.25 per share to $0.125 per share of common stock resulting in an additional 1,000,0000 shares being issued per the original loan agreement.   At the time of the conversion the fair value of the Company stock was below the revised $.125 conversion price, consequently the Company did not have to record any extra expense for this beneficial conversion feature. This reduced price change for this conversion was not offered on any other convertible debt which the Company holds.

On March 12, 2012, the Company prepaid the sum of $85,000 to a holder of a $100,000 convertible note payable, leaving a balance of $15,000.   The maturity date was also extend from November 23, 2012 to April 30, 2013.

On March 12, 2012, the Company prepaid the sum of $85,000 to a holder of a $200,000 convertible note payable, leaving a balance of $115,000.  The maturity date of the balance of this note was extended to April 30, 2013.

During the month of March the Company received payment in the amount of $170,800 in cash for the stock subscription receivable.

In March 2012 the Company sold 300,000 shares of common stock in a private placement for $30,000.

In March 2012, the CEO and president of the Company agreed to amend the maturity date and interest rate on his $80,000 related party convertible notes payable.  The maturity date has been extend from September 30, 2012 until April 30, 2013.  The interest rate will decrease from 2% monthly to 1% monthly effectively October 1, 2012.

Also in March 2012, two convertible notes payable, in the amounts of $100,000 and 200,000 with maturity dates of January 3, 2013 and February 13, 2013, respectively, were extended by the lender to a maturity date for both notes of April 30, 2013.